                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:   $   24,292
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ADTRAN, Inc.                        OTC EQ        00738A106     $288        16,300     SH          SHARED       NONE       16,300
AMIS Holdings Inc                   OTC EQ        031538101     $239        21,150     SH          SHARED       NONE       21,150
AMN Healthcare Services Inc         COMMON        001744101     $509        32,000     SH          SHARED       NONE       32,000
Actel Corporation                   OTC EQ        004934105     $443        28,800     SH          SHARED       NONE       28,800
Administaff Inc                     COMMON        007094105     $181        12,400     SH          SHARED       NONE       12,400
Agrium Inc                          COMMON        008916108     $274        15,000     SH          SHARED       NONE       15,000
Aleris International Inc            COMMON        014477103     $225         9,000     SH          SHARED       NONE        9,000
AmerUs Group Co                     COMMON        03072M108     $387         8,200     SH          SHARED       NONE        8,200
American Safety Ins Hldgs Ltd       COMMON        G02995101     $229        15,400     SH          SHARED       NONE       15,400
Apria Healthcare Group Inc          COMMON        037933108     $334        10,400     SH          SHARED       NONE       10,400
Arlington Tankers Ltd.              COMMON        G04899103     $294        12,500     SH          SHARED       NONE       12,500
Artesyn Technologies Inc            OTC EQ        043127109     $338        38,800     SH          SHARED       NONE       38,800
Aspen Technology, Inc.              OTC EQ        045327103     $114        20,000     SH          SHARED       NONE       20,000
Assured Guaranty Ltd                COMMON        G0585R106     $537        29,900     SH          SHARED       NONE       29,900
Astro-Med Inc                       OTC EQ        04638F108     $333        36,900     SH          SHARED       NONE       36,900
Avnet, Inc.                         COMMON        053807103     $368        20,000     SH          SHARED       NONE       20,000
CTS Corporation                     COMMON        126501105     $186        14,300     SH          SHARED       NONE       14,300
Captiva Software Corporation        OTC EQ        14073T109     $574        53,000     SH          SHARED       NONE       53,000
Casual Male Retail Group            OTC EQ        148711104      $97        15,000     SH          SHARED       NONE       15,000
Champion Enterprises Inc            COMMON        158496109     $244        26,000     SH          SHARED       NONE       26,000
Columbus McKinnon Corporation       OTC EQ        199333105     $477        35,000     SH          SHARED       NONE       35,000
Companhia Vale do Rio Doce          COMMON        204412209     $541        17,100     SH          SHARED       NONE       17,100
Concord Communications, Inc.        OTC EQ        206186108     $162        16,000     SH          SHARED       NONE       16,000
Consol Energy Inc                   COMMON        20854P109     $729        15,500     SH          SHARED       NONE       15,500
Cymer Inc                           OTC EQ        232572107     $257         9,600     SH          SHARED       NONE        9,600
Dobson Communications Corp.         OTC EQ        256069105     $166        82,000     SH          SHARED       NONE       82,000
Dot Hill Systems Corp               OTC EQ        25848T109     $205        34,500     SH          SHARED       NONE       34,500
Emulex Corp                         COMMON        292475209     $220        11,700     SH          SHARED       NONE       11,700
Exar Corporation                    OTC EQ        300645108     $182        13,600     SH          SHARED       NONE       13,600
ExpressJet Holdings, Inc.           COMMON        30218U108     $337        29,500     SH          SHARED       NONE       29,500
Foundation Coal Holdings, Inc.      COMMON        35039W100     $376        16,000     SH          SHARED       NONE       16,000
GATX Corporation                    COMMON        361448103     $362        10,900     SH          SHARED       NONE       10,900
GSI Lumonics Inc                    OTC EQ        36229U102     $199        22,000     SH          SHARED       NONE       22,000
Goody's Family Clothing Inc         OTC EQ        382588101     $165        18,300     SH          SHARED       NONE       18,300
Interface, Inc.                     OTC EQ        458665106     $601        88,100     SH          SHARED       NONE       88,100
IntraLase Corp                      OTC EQ        461169104     $251        15,000     SH          SHARED       NONE       15,000
J Jill Group Inc/The                OTC EQ        466189107     $198        14,400     SH          SHARED       NONE       14,400
Jameson Inns, Inc.                  OTC EQ        470457102     $168       114,000     SH          SHARED       NONE      114,000
Kimball International Inc - Cl B    OTC EQ        494274103     $294        20,300     SH          SHARED       NONE       20,300
Korea Electric Power Corporation    COMMON        500631106     $163        12,100     SH          SHARED       NONE       12,100
MEMC Electronic Materials, Inc.     COMMON        552715104    $3,642      270,800     SH          SHARED       NONE      270,800
Magnetek Inc                        COMMON        559424106     $188        35,200     SH          SHARED       NONE       35,200
Meadowbrook Insurance Group Inc     COMMON        58319P108     $158        30,000     SH          SHARED       NONE       30,000
NOVA Chemicals Corp                 COMMON        66977W109     $880        20,500     SH          SHARED       NONE       20,500
Noranda Inc.                        COMMON        655422103     $202        10,000     SH          SHARED       NONE       10,000
Novavax, Inc.                       OTC EQ        670002104      $21        15,000     SH          SHARED       NONE       15,000
O2Micro International Limited       OTC EQ        G6797E106     $123        12,000     SH          SHARED       NONE       12,000
Odyssey HealthCare Inc              OTC EQ        67611V101     $176        15,000     SH          SHARED       NONE       15,000
Olin Corporation                    COMMON        680665205     $696        31,200     SH          SHARED       NONE       31,200
Park Electrochemical Corp           COMMON        700416209     $521        25,700     SH          SHARED       NONE       25,700
Power-One Inc                       OTC EQ        739308104      $58        12,000     SH          SHARED       NONE       12,000
Radisys Corporation                 OTC EQ        750459109     $154        10,900     SH          SHARED       NONE       10,900
Rotech Healthcare Inc.              OTC EQ        778669101     $275        10,000     SH          SHARED       NONE       10,000
SK Telecom Co. ADS                  COMMON        78440P108     $201        10,200     SH          SHARED       NONE       10,200
SPSS Inc.                           OTC EQ        78462K102     $243        14,000     SH          SHARED       NONE       14,000
STATS ChipPAC Ltd ADS               OTC EQ        85771T104     $197        29,800     SH          SHARED       NONE       29,800
SYKES Enterprises Inc               OTC EQ        871237103     $204        29,700     SH          SHARED       NONE       29,700
Scientific-Atlanta, Inc.            COMMON        808655104     $378        13,400     SH          SHARED       NONE       13,400
Sensient Technologies Corp          COMMON        81725T100     $530        24,600     SH          SHARED       NONE       24,600
Specialty Underwriter's Alliance    OTC EQ        84751T309     $178        20,000     SH          SHARED       NONE       20,000
Spherion Corporation                COMMON        848420105     $254        33,900     SH          SHARED       NONE       33,900
Superior Essex Inc.                 OTC EQ        86815V105     $424        24,000     SH          SHARED       NONE       24,000
Synplicity Inc                      OTC EQ        87160Y108     $155        27,700     SH          SHARED       NONE       27,700
TRW Automotive Holdings             COMMON        87264S106     $260        13,400     SH          SHARED       NONE       13,400
Talk America Holdings Inc           OTC EQ        87426R202     $181        28,000     SH          SHARED       NONE       28,000
Tarragon Corporation                OTC EQ        876287103     $264        13,100     SH          SHARED       NONE       13,100
Twin Disc Incorporated              OTC EQ        901476101     $233         9,400     SH          SHARED       NONE        9,400
US Xpress Enterprises Inc           OTC EQ        90338N103     $206        12,600     SH          SHARED       NONE       12,600
Valmont Industries, Inc.            COMMON        920253101     $357        16,000     SH          SHARED       NONE       16,000
W&T Offshore, Inc.                  COMMON        92922P106     $311        15,000     SH          SHARED       NONE       15,000
Wireless Facilities, Inc.           OTC EQ        97653A103     $189        30,200     SH          SHARED       NONE       30,200
Commerce Bancorp Inc Apr 55         PUT OP        2005198PY      $1            120        PUT      SHARED       NONE          120
Macromedia Inc April 30             PUT OP        5561008PF      $2            100        PUT      SHARED       NONE          100
Sapient Coproration May 7.5         PUT OP        8030628QU      $14           200        PUT      SHARED       NONE          200
Webex Communications Inc. Apr 20    PUT OP        94767L8PD      $2            100        PUT      SHARED       NONE          100
Parlex Corporation Preferred Stock  PREFERRED     701630105     $165         2,500     SH          SHARED       NONE        2,500

                                                               $24,292




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